CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 56,152	$ 46,435	$ 39,839
Securities available for sale
Unrealized gain (loss) arising during period	15,611	10,235	(4,594)
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	(49)	(65)	(53)
Reclassification adjustments for gains included in earnings	(267)	(140)	(56)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	15,295	10,030	(4,703)
Income tax expense (benefit)	3,212	2,106	(988)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	12,083	7,924	(3,715)
Derivative instruments
Unrealized losses arising during period	(354)	(1,603)	(262)
Reclassification adjustment for (income) expense recognized in earnings	2,539	(425)	(237)
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments	2,185	(2,028)	(499)
Income tax expense (benefit)	458	(426)	(105)
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments, net of tax	1,727	(1,602)	(394)
Other comprehensive income (loss)	13,810	6,322	(4,109)
Comprehensive income	$ 69,962	$ 52,757	$ 35,730